                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              August 9, 2005
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                103
                                            ---------------------------

Form 13F  Information Table Value Total:           $254,811,987
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2005

       Item 1:        Item 2:   Item 3:     Item 4:          Item 5:                Item 6:        Item 7:          Item 8:
                                                                            Investment Discretion               Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                        of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared              (a)       As     (c)
   Name of Issuer      Class     Number      Value      Amount   PRN  CALL  Sole  Defined  Other   Manager     Sole    Defined  None
   --------------      -----     ------      -----      ------   ---  ----  ----  -------  -----   -------     ----    -------  ----
ADOBE SYSTEMS INC       COM    00724F101  $2,586,344     90,400  SH                  x                1        90,400
ADVANCED MEDICAL
  OPTICS                COM    00763M108  $2,627,475     66,100  SH                  x                1        66,100
ALUMINA LTD             COM      6954985  $2,586,660    611,200  SH                  x                1       611,200
AMDOCS LTD              COM      2256908  $2,180,475     82,500  SH                  x                1        82,500
AMERICAN EXPRESS CO     COM    025816109  $3,939,020     74,000  SH                  x                1        74,000
APACHE CORP             COM    037411105  $  594,320      9,200  SH                  x                1         9,200
APPLE COMPUTER INC      COM    037833100  $2,613,510     71,000  SH                  x                1        71,000
ASHLAND INC             COM    044209104  $3,068,849     42,700  SH                  x                1        42,700
AUTOMATIC DATA
  PROCESSING            COM    053015103  $2,719,656     64,800  SH                  x                1        64,800
BANK OF AMERICA CORP    COM    060505104  $3,630,556     79,600  SH                  x                1        79,600
BEST BUY CO INC         COM    086516101  $3,434,355     50,100  SH                  x                1        50,100
BIOTECH HOLDRs TRUST    COM    09067D201  $2,292,010     13,700  SH                  x                1        13,700
BURBERRY GROUP PLC      COM      3174300  $2,992,256    413,615  SH                  x                1       413,615
BURLINGTON RESOURCES
  INC                   COM    122014103  $2,181,980     39,500  SH                  x                1        39,500
CENTENNIAL COAL
  COMPANY LTD           COM      6185622  $3,205,465    868,078  SH                  x                1       868,078
CENTEX CORP             COM    152312104  $4,310,870     61,000  SH                  x                1        61,000
CHICO'S FAS INC         COM    168615102  $1,655,724     48,300  SH                  x                1        48,300
CISCO SYSTEMS INC       COM    17275R102  $2,978,388    156,100  SH                  x                1       156,100
CIT GROUP INC           COM    125581108  $4,133,714     96,200  SH                  x                1        96,200
CITIGROUP INC           COM    172967101  $2,824,653     61,100  SH                  x                1        61,100
COACH INC               COM    189754104  $2,789,667     83,100  SH                  x                1        83,100
COGNIZANT TECH
  SOLUTIONS-A           COM    192446102  $1,687,770     31,500  SH                  x                1        31,500
COGNOS INC              COM    19244C109  $2,475,150     72,500  SH                  x                1        72,500
CONOCOPHILLIPS          COM    20825C104  $  965,832     16,800  SH                  x                1        16,800
CONSOL ENERGY INC       COM    20854P109  $1,484,595     31,500  SH                  x                1        31,500
CORNING INC             COM    219350105  $3,825,924    230,200  SH                  x                1       230,200
DELL INC                COM    24702R101  $2,513,602     63,700  SH                  x                1        63,700
DSW INC-CLASS A         COM    23334L102  $   24,950      1,000  SH                  x                1         1,000
DU PONT (E.I.) DE
  NEMOURS               COM    263534109  $2,283,831     53,100  SH                  x                1        53,100
ELECTRONIC ARTS INC     COM    285512109  $2,683,314     47,400  SH                  x                1        47,400
EMC CORP/MASS           COM    268648102  $2,570,625    187,500  SH                  x                1       187,500
ESPRIT HOLDINGS LTD     COM      6321642  $4,072,935    562,700  SH                  x                1       562,700
FORMFACTOR INC          COM    346375108  $2,985,460    113,000  SH                  x                1       113,000
FORWARD AIR
  CORPORATION           COM    349853101  $2,801,557     99,100  SH                  x                1        99,100
FREEPORT-MCMORAN
  COPPER-B              COM    35671D857  $2,014,272     53,800  SH                  x                1        53,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2005

       Item 1:        Item 2:   Item 3:     Item 4:          Item 5:                Item 6:        Item 7:          Item 8:
                                                                            Investment Discretion               Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                        of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared              (a)       As     (c)
   Name of Issuer      Class     Number      Value      Amount   PRN  CALL  Sole  Defined  Other   Manager     Sole    Defined  None
   --------------      -----     ------      -----      ------   ---  ----  ----  -------  -----   -------     ----    -------  ----
GENENTECH INC           COM    368710406  $4,921,164     61,300  SH                  x                1        61,300
GENERAL ELECTRIC CO     COM    369604103  $2,997,225     86,500  SH                  x                1        86,500
GILEAD SCIENCES INC     COM    375558103  $3,224,467     73,300  SH                  x                1        73,300
GILLETTE COMPANY        COM    375766102  $2,850,469     56,300  SH                  x                1        56,300
GOLDMAN SACHS GROUP
  INC                   COM    38141G104  $3,213,630     31,500  SH                  x                1        31,500
GOOGLE INC-CL A         COM    38259P508  $2,088,465      7,100  SH                  x                1         7,100
HALLIBURTON CO          COM    406216101  $2,319,270     48,500  SH                  x                1        48,500
HARMAN INTERNATIONAL    COM    413086109  $2,131,632     26,200  SH                  x                1        26,200
HONEYWELL
  INTERNATIONAL INC     COM    438516106  $2,098,899     57,300  SH                  x                1        57,300
HSBC HOLDINGS
  PLC-SPONS ADR         COM    404280406  $2,731,995     34,300  SH                  x                1        34,300
HUTCHISON WHAMPOA
  LTD                   COM      6448068  $2,446,956    270,690  SH                  x                1       270,690
HYPERION SOLUTIONS
  CORP                  COM    44914M104  $2,486,832     61,800  SH                  x                1        61,800
INFOSYS TECHNOLOGIES
  -SP ADR               ADR    456788108  $2,421,120     31,200  SH                  x                1        31,200
JETBLUE AIRWAYS CORP    COM    477143101  $1,587,677     77,675  SH                  x                1        77,675
JOY GLOBAL INC          COM    481165108  $2,724,149     81,100  SH                  x                1        81,100
LAMAR ADVERTISING
  CO-CL A               COM    512815101  $1,069,250     25,000  SH                  x                1        25,000
LEHMAN BROTHERS
  HOLDINGS INC          COM    524908100  $3,842,136     38,700  SH                  x                1        38,700
LMS MEDICAL SYSTEMS
  INC                   COM    502089105  $1,573,800    645,000  SH                  x                1       645,000
LOWE'S COS INC          COM    548661107  $3,353,472     57,600  SH                  x                1        57,600
MANNKIND CORP           COM    56400P201  $  863,295     85,900  SH                  x                1        85,900
MANPOWER INC            COM    56418H100  $  453,492     11,400  SH                  x                1        11,400
MARVELL TECHNOLOGY
  GROUP LTD             COM      2594653  $3,288,202     86,600  SH                  x                1        86,600
MASSEY ENERGY CO        COM    576206106  $2,240,568     59,400  SH                  x                1        59,400
MERRILL LYNCH & CO
  INC                   COM    590188108  $3,245,590     59,000  SH                  x                1        59,000
NABORS INDUSTRIES
  LTD                   COM      2963372  $1,927,716     31,800  SH                  x                1        31,800
NAVTEQ CORP             COM    63936L100  $2,230,800     60,000  SH                  x                1        60,000
NIDEC CORP              COM      6640682  $4,142,551     39,100  SH                  x                1        39,100
PACIFIC BASIN
  SHIPPING LTD          COM      B01RQM3  $4,006,382  8,415,000  SH                  x                1     8,415,000
PALL CORP               COM    696429307  $2,528,988     83,300  SH                  x                1        83,300
PALMONE INC             COM    69713P107  $3,113,942    104,600  SH                  x                1       104,600
PANERA BREAD
  COMPANY-CL A          COM    69840W108  $2,160,558     34,800  SH                  x                1        34,800
PEABODY ENERGY CORP     COM    704549104  $2,336,596     44,900  SH                  x                1        44,900
PEPSICO INC             COM    713448108  $1,801,262     33,400  SH                  x                1        33,400
PHARMACEUTICAL
  HOLDRs TRUST          COM    71712A206  $4,861,116     66,300  SH                  x                1        66,300
PHELPS DODGE CORP       COM    717265102  $1,184,000     12,800  SH                  x                1        12,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2005

       Item 1:        Item 2:   Item 3:     Item 4:          Item 5:                Item 6:        Item 7:          Item 8:
                                                                            Investment Discretion               Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                        of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared              (a)       As     (c)
   Name of Issuer      Class     Number      Value      Amount   PRN  CALL  Sole  Defined  Other   Manager     Sole    Defined  None
   --------------      -----     ------      -----      ------   ---  ----  ----  -------  -----   -------     ----    -------  ----
PRAXAIR INC             COM    74005P104  $3,387,820     72,700  SH                  x                1        72,700
PREMCOR INC             COM    74045Q104  $1,565,198     21,100  SH                  x                1        21,100
PRESTIGE BRANDS
  HOLDINGS INC          COM    74112D101  $2,180,100    111,800  SH                  x                1       111,800
PROCTER & GAMBLE CO     COM    742718109  $  727,950     13,800  SH                  x                1        13,800
QUALCOMM INC            COM    747525103  $1,954,192     59,200  SH                  x                1        59,200
SAMSUNG ELECTRONICS
  CO LTD                COM      6771720  $3,706,274      7,753  SH                  x                1         7,753
SCHERING-PLOUGH CORP    COM    806605101  $1,816,418     95,300  SH                  x                1        95,300
SIRIUS SATELLITE
  RADIO INC             COM    82966U103  $  939,600    145,000  SH                  x                1       145,000
SONUS NETWORKS INC      COM    835916107  $2,531,916    530,800  SH                  x                1       530,800
SONY CORP-SPONSORED
  ADR                   ADR    835699307  $1,942,416     56,400  SH                  x                1        56,400
STATION CASINOS INC     COM    857689103  $1,812,720     27,300  SH                  x                1        27,300
TAIWAN SEMICONDUCTOR
  -SP ADR               ADR    874039100  $3,306,000    362,500  SH                  x                1       362,500
TEEKAY SHIPPING CORP    COM      2933795  $1,791,120     40,800  SH                  x                1        40,800
TEMPUR-PEDIC
  INTERNATIONAL         COM    88023U101  $1,894,172     85,400  SH                  x                1        85,400
TEXAS INSTRUMENTS
  INC                   COM    882508104  $3,514,364    125,200  SH                  x                1       125,200
THAI FUND INC           COM    882904105  $2,882,656    302,800  SH                  x                1       302,800
THE WALT DISNEY CO.     COM    254687106  $1,772,672     70,400  SH                  x                1        70,400
TIBCO SOFTWARE INC      COM    88632Q103  $1,544,094    236,100  SH                  x                1       236,100
TIME WARNER INC         COM    887317105  $1,791,312    107,200  SH                  x                1       107,200
TOYOTA MOTOR CORP       COM      6900643  $2,558,069     71,400  SH                  x                1        71,400
TRANSOCEAN INC          COM      2821287  $2,957,556     54,800  SH                  x                1        54,800
TYCO INTERNATIONAL
  LTD                   COM    902124106  $2,337,460     80,050  SH                  x                1        80,050
UBS AG-REGISTERED       COM      2782179  $1,992,960     25,600  SH                  x                1        25,600
UNITED TECHNOLOGIES
  CORP                  COM    913017109  $1,283,750     25,000  SH                  x                1        25,000
URBAN OUTFITTERS INC    COM    917047102  $2,097,530     37,000  SH                  x                1        37,000
UTI WORLDWIDE INC       COM      2676368  $3,000,622     43,100  SH                  x                1        43,100
WEATHERFORD INTL LTD    COM      2962421  $2,238,028     38,600  SH                  x                1        38,600
WEIGHT WATCHERS INTL
  INC                   COM    948626106  $2,461,797     47,700  SH                  x                1        47,700
WHOLE FOODS MARKET
  INC                   COM    966837106  $   82,747        700  SH                  x                1           700
XILINX INC              COM    983919101  $3,172,200    124,400  SH                  x                1       124,400
XM SATELLITE RADIO
  HOLD-CL A             COM    983759101  $3,012,570     89,500  SH                  x                1        89,500
YAHOO! INC              COM    984332106  $2,889,810     83,400  SH                  x                1        83,400
ZIMMER HOLDINGS INC     COM    98956P102  $1,462,464     19,200  SH                  x                1        19,200

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.